Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of Revenues Amounts in Accompanying Consolidated Statements of Operations
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
	2019	2020	2021
Time charter revenues	7,564,274	9,669,520	10,813,545
Bareboat revenues	5,766,868	2,967,678	2,717,105
Voyage charter revenues	—	7,626,883	3,679,869
Other income/(expenses)	(1,502)	37,971	152,150

Total	13,329,640	20,302,052	17,362,669